Lease (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Lease
Operating lease cost	$ 21,498	$ 10,000	$ 64,494	$ 40,000	$ 70,830	$ 40,000
Short-term lease cost	27,603	1,829	47,644	5,297
Variable lease cost	3,996	10,432	15,278	18,232
Total lease cost	$ 53,097	$ 22,261	127,416	63,529
Supplemental cash flow information related to leases was as follows:
Cash paid for operating cash flows from operating leases			$ 71,954	$ 58,232	79,528	40,000
Right-of-use assets obtained upon acquisition					$ 161,665	$ 81,967